GOF P2 04/17

SUPPLEMENT DATED APRIL 3, 2017

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin K2 Global Macro Opportunities Fund

Franklin K2 Long Short Credit Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Ultra-Short Tax-Free Income Fund

Franklin Custodian Funds

Franklin Dynatech Fund

Franklin Focused Growth Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin NextStep Conservative Fund

Franklin NextStep Growth Fund

Franklin NextStep Moderate Fund

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

Franklin Payout 2023 Fund

Franklin Global Trust

Franklin Emerging Markets Debt Opportunities Fund

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flexible Alpha Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin New York Tax-Free Income Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Templeton Money Fund Trust

Franklin Templeton U.S. Government Money Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin Balance Sheet Investment Fund

Franklin Microcap Value Fund

Franklin Midcap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Foreign Smaller Companies Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Smaller Companies Series

Global Equity Series

International Equity Series

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The prospectus is amended as follows:

I.  Effective on April 10, 2017, additional sales charge reduction and waiver categories will be added in an Appendix to the prospectus for purchases through specific intermediaries for all of the funds listed above, as applicable (the “Funds”).

II.  The following sentence is added to the end of the first full paragraph of each of the following Funds after the heading “Fees and Expenses of the Fund” in the Fund Summary section of the prospectus: Franklin Adjustable U.S. Government Securities Fund, Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Balance Sheet Investment Fund, Franklin Balanced Fund, Franklin Biotechnology Discovery Fund, Franklin California High Yield Municipal Fund, Franklin California Intermediate-Term Tax-Free Income Fund, Franklin California Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Conservative Allocation Fund, Franklin Convertible Securities Fund, Franklin Corefolio Allocation Fund, Franklin DynaTech Fund, Franklin Equity Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Federal Tax-Free Income Fund, Franklin Flexible Alpha Fund, Franklin Floating Rate Daily Access Fund, Franklin Florida Tax-Free Income Fund, Franklin Focused Core Equity Fund, Franklin Founding Funds Allocation Fund, Franklin Georgia Tax-Free Income Fund, Franklin Global Listed Infrastructure Fund, Franklin Global Real Estate Fund, Franklin Gold and Precious Metals Fund, Franklin Growth Allocation Fund, Franklin Growth Fund, Franklin Growth Opportunities Fund, Franklin High Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Income Fund, Franklin India Growth Fund, Franklin International Growth Fund, Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund, Franklin K2 Long Short Credit Fund, Franklin Kentucky Tax-Free Income Fund, Franklin LifeSmart Retirement Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Low Duration Total Return Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund, Franklin MidCap Value Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin Moderate Allocation Fund, Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund, Franklin Natural Resources Fund, Franklin New Jersey Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund, Franklin New York Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pelagos Commodities Strategy Fund, Franklin Pennsylvania Tax-Free Income Fund, Franklin Real Estate Securities Fund, Franklin Real Return Fund, Franklin Rising Dividends Fund, Franklin Small Cap Value Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund, Franklin Strategic Mortgage Portfolio, Franklin Tennessee Municipal Bond Fund, Franklin Total Return Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund, Franklin Virginia Tax-Free Income Fund, Templeton China World Fund , Templeton Developing Markets Trust, Templeton Emerging Markets Balanced Fund, Templeton Emerging Markets Bond Fund, Templeton Emerging Markets Small Cap Fund, Templeton Foreign Fund, Templeton Global Balanced Fund, Templeton Global Bond Fund, Templeton Global Currency Fund, Templeton Global Smaller Companies Fund, Templeton Global Total Return Fund, Templeton Growth Fund, Inc., Templeton International Bond Fund and Templeton World Fund:

In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

III.  For the Franklin Real Estate Securities Fund, references in the prospectus to the Fund being “non-diversified” are hereby deleted.

IV.  For all Funds, as applicable, effective April 10, 2017, the following paragraph is added immediately before the “Sales Charges - Class A” sub-heading in the “Your Account – Choosing a Share Class” section of the prospectus:

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary.  Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below.  Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”  Appendix A is incorporated herein by reference (is legally a part of this prospectus).

In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

V.  For all Funds, the following replaces the category that begins “Clients of financial intermediaries who have entered…” under the “Your Account - Choosing a Share Class – Sales Charges - Class A – Sales Charge Waivers – Waivers for Certain Investors” section of the prospectus:

•         Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers.

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VI.  For all Funds, the following is added as an additional category under the “Your Account - Choosing a Share Class – Sales Charges - Class A – Sales Charge Waivers – Waivers for Certain Investors” section of the prospectus:

•         Shareholders who purchase directly from the Funds and not through any financial intermediary (i.e., Distributors is the broker of record).

VII.  For Emerging Markets Series, Foreign Smaller Companies Series, Global Equity Series and International Equity Series, the following is added as an additional category under the “Your Account - Qualified Investors” section of the prospectus:

•         Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

VIII.  For all Funds, the following are added as additional categories for purchasing Class R shares under the section “Your Account - Choosing a Share Class – Sales Charges - Class R – Retirement Plans:”

•         Non-ERISA 403(b) plans;

•         IRAs on financial intermediary platforms approved by Distributors; and

•         Certain other retirement accounts held through financial intermediaries that have been approved by Distributors.

IX.  For all Funds, the following replaces the category that begins “Clients of financial intermediaries who have entered…” under the “Your Account - Choosing a Share Class – Qualified Investors - Advisor Class” section of the prospectus:

•         Clients of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform or self-directed investment brokerage account that may charge a transaction or other fee to customers. Minimum initial investment $100,000.

X.  For all Funds, the following is added at the end of the “Your Account – Choosing a Share Class” section of the prospectus:

Waivers for Exchanges between Classes of the Same Fund

Financial Intermediary Exchanges between Classes of the Same Fund. Exchanges between Classes of the same Fund as described below generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares. These exchange privileges are subject to termination and may be amended from time to time.

Advisory Programs Eligible for Advisor Class or Class Z shares. Class A and Class C shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Advisory Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Advisor Class shares of the same Fund under certain circumstances, including such Advisory Program’s eligibility to purchase Advisor Class shares of the Fund.  Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge. Unless otherwise permitted, any CDSC owed must be paid on Class A and C shares that you wish to exchange.

Financial Intermediary Exchanges from Class C Shares to Class A Shares.  Class C shares purchased through financial intermediaries designated in Appendix A may be exchanged by the financial intermediary on behalf of the shareholder for Class A shares of the same Fund under certain circumstances.  Such exchange will be on the basis of each Class’ NAV per share, without the imposition of any sales charge, fee or other charge.

XI.  For all Funds, the section “Your Account – Buying Shares – Open an Account – By Phone/Online” is replaced with the following:

If you have another Franklin Templeton fund account with your bank account information on file, you may open a new identically registered account by phone.   To make a same day investment, your phone order must be received and accepted by us prior to 1 p.m. Pacific time.  You may open certain new accounts online at franklintempleton.com.

XII.  For all Funds, the following is added to the end of the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange of shares into shares of the same Fund.  The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

XIII.  For all Funds, the paragraph under “Your Account – Investor Services – Automatic Investment Plan” is replaced with the following:

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and send it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

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XIV.  For all Funds, the third paragraph under the “Your Account – Investor Services- Telephone/Online Privileges” is replaced with the following:

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. We have the right (but have no obligation) to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe the caller is not an individual authorized to act on the account. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can choose not to register for online privileges. Additionally, if you don’t want telephone privileges, or want to discontinue telephone/online privileges at any time please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

XV.  For all Funds, the paragraph under the “Your Account – Investor Services – System Withdrawal Plan” is replaced with the following:

This plan allows you to automatically sell your shares and receive regular payments from your account.  A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or contact us for instructions.

XVI.  For the Franklin U.S. Government Money Fund, the first paragraph under the “Your Account – Investor Services- Check Writing Privileges” is replaced with the following:

You may request redemption drafts (checks) free of charge.  For an existing account, if the check writing privilege has already been added to your account, you may call our automated telephone system at any time to request drafts (checks).  Check writing privileges allow you to write checks against your account and are available unless you hold share certificates. Checks presented for payment are instructions to the fund to redeem an equivalent number of shares in your account to cover the amount of the check. This check writing privilege does not create a checking or other bank account relationship with the Fund or any bank.

XVII.  For all Funds, the following is added as the last bullet point under the “Your Account – Account Policies – Additional Policies” section:

For non-retirement accounts, if you are receiving a dividend, capital gains or a systematic withdrawal plan payment in cash, and at least three consecutive checks remain uncashed for at least six months, the Fund reserves the right to change your distribution option to reinvest future distributions or discontinue your systematic withdrawal plan.

XVIII.  For Franklin Strategic Mortgage Portfolio, the following replaces the table under the heading “Your Account – Account Policies – Dealer Compensation” in the prospectus:

	Class A	Class A1	Class C
Commission (%)	--	--	1.00[1]
Investment under $100,000	4.00	4.00	--
$100,000 but under $250,000	2.80	2.80	--
$250,000 but under $500,000	2.00	2.00	--
$500,000 but under $1 million	1.60	1.60	--
$1 million or more	up to 0.75	up to 0.75	--
12b-1 fee to dealer	0.25[2]	--	0.65[3]

XIX.  For all Funds, as applicable, effective April 10, 2017, the following is added to the back cover of the prospectus:

Appendix A to the Prospectus – Intermediary Sales Charge Discounts and Waivers

Contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary.  Appendix A is a separate document and is incorporated herein by reference (is legally a part of this prospectus).

XX.  For all Funds, the following is included as Appendix A to the prospectus:

Appendix A

Intermediary Sales Charge Discounts and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load (charge) waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts.  Please see the section entitled “Fund Details – Your Account – Choosing a Share Class – Class A, & C” for more information on sales charges and waivers available for different classes.

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The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

CLASS A AND CLASS C PURCHASES THROUGH MERRILL LYNCH

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please keep this supplement with your prospectus for future reference.

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